Touchstone Sands Capital Select Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	331 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.53%	1.14%	11.69%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.54%	1.52%	11.72%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		15.62%	2.45%	12.64%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		15.27%	2.16%	12.35%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.10%	1.55%	9.72%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.17%	1.61%	9.25%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.67%	2.53%	12.56%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	15.81%	2.60%	12.60%

[1]	The inception date of Class R6 and Institutional Class shares was September 1, 2020. Class R6 and Institutional Class shares’ performance was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 and Institutional Class shares.
[2]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.